STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
11	STATUTORY RESERVES

General reserve fund and enterprise expansion fund

According to PRC rules and regulations, the Company’s operating subsidiaries are required to transfer 10% of the net income after tax, as determined in accordance with PRC GAAP, to a general reserve fund and an enterprise expansion fund until the reserve balance reaches 50% of the registered capital of the respective companies. The transfer to the reserves must be made before distribution of dividends to shareholders can be made.

For the years ended December 31, 2009, 2010 and 2011, the Company’s operating subsidiaries made appropriation to the general reserve fund and enterprise expansion fund of a total of Nil and RMB3,774 and RMB6,467, respectively. The accumulated balance of such reserves maintained at the Company’s operating subsidiaries as of December 2010 and 2011 were RMB71,910 and RMB78,377, respectively. These amounts are not available for distribution to shareholders, except upon liquidation.

Staff welfare fund

In addition to general reserve fund and enterprise expansion fund, Handan Gushan is required to provide for staff welfare fund at 5% of its net income, as determined in accordance with PRC GAAP. The staff welfare fund is established for the purpose of providing employee with facilities and other collective benefits to the employees, and it is recognized as an expense and included in accrued expenses and other payables in the accompanying consolidated balance sheets. Other than Handan Gushan, the Company’s operating subsidiaries are not required to transfer a fixed percentage of net income to the staff welfare fund.